HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS (Schedule of Net Loss from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of tax ($5, $3 and $19 in 2013, 2012 and 2011, respectively)	$ (2,429)	$ (1,147)	$ (548)
Bental Industries Ltd. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	9,589	10,008	11,658
Loss before taxes on income (tax benefit)	(148)	(191)	(158)
Loss from discontinued operations, net of tax ($5, $3 and $19 in 2013, 2012 and 2011, respectively)	(3,471)	(1,205)	(601)
Loss from discontinued operations attributable to non-controlling interest	1,042	58	53
Loss from discontinued operations attributable to TAT Technologies Ltd. shareholders	(2,429)	(1,147)	(548)
Discontinued operations, tax	$ 5	$ 3	$ 19